Putnam
International
Voyager
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

2-29-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam International Voyager Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 19, 2000


Report from the Fund Managers

Joseph Joseph
Nigel Hart
Omid Kamshad
Joshua Byrne
Andrew Graham

A market rally of historic magnitude swept across the globe during the first six months of Putnam International Voyager Fund's 2000 fiscal year. Stocks of companies that represent what has come to be known as the "new economy," many of which are in the technology and telecommunications sectors of world markets, soared in value. As managers of your fund, we recognized the enormous transitions taking place in the world's economy and financial markets and we positioned the fund to benefit from these changes. Your fund's return for the semiannual period, which ended February 29, 2000, dramatically exceeded its performance benchmark, the Morgan Stanley Capital International EAFE Index. More performance details are found on page 6.

Total return for 6 months ended 2/29/00

       Class A          Class B           Class C           Class M
     NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
--------------------------------------------------------------------------
    92.29%  81.28%   91.51%  86.51%    91.71%  90.71%    91.93%  85.23%
--------------------------------------------------------------------------

Past performance is no guarantee of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* INTERNATIONAL MARKETS MIRROR UNITED STATES

In any six-month review, we cite many factors influencing the performance of financial markets and of your fund. In this report, we would like to draw special attention to a single long-term, or secular, transition occurring in world markets. The briefest way to describe it is as an Americanization of world financial markets. Companies abroad are following the practices of their U.S. competitors, and international stock exchanges are attracting entrepreneurial companies that are issuing stock to finance their growth -- just like their U.S. equivalents.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics and
electrical equipment           10.4%

Telecommunications             10.0%

Broadcasting                    6.8%

Insurance and
finance                         6.8%

Computer service
and software                    6.3%

Footnote reads:
*Based on net assets as of 2/29/00. Holdings will vary over time.


This trend was especially pronounced among the midsize and small companies in which your fund invests -- companies with stock market capitalizations of $2 billion or below. During the period, their performance largely matched those of U.S. companies of similar size, suggesting that geographic boundaries mattered far less than the fundamental business outlook for each company and the sector in which it operated. And in this period, at least, similar fortunes meant strong performance, as stocks in the technology and telecommunications sectors around the world achieved tremendous gains. Your fund had substantial exposure -- roughly 35% of assets -- in these sectors.

Thanks to this strong rally, stocks of small and midsize international companies have begun to be priced similarly to large-cap stocks. In the United States, it has long been the case that small-cap stocks carried a premium, but the opposite was true in international markets. Closing this gap is a highly positive development and suggests that international markets are functioning more like the Nasdaq market in the United States; market innovations are allowing investment capital to flow to smaller, dynamic, more entrepreneurial companies.

Amid these positive developments, though, one trend was less reassuring -- the narrow leadership of the technology and telecommunications sectors. We believe that fund holdings in every sector have attractive upside potential and anticipate that gains will be more balanced across sectors as investors recognize the combination of solid earnings growth and attractive valuations we have identified.

* "NEW ECONOMY" STOCKS RALLY AROUND THE WORLD

Investors showed tremendous confidence for companies in the "new economy." The essence of the new economy concept is that new computer and communications technologies, combined with new business practices, are allowing companies to increase their earnings by a significant amount. One fund holding reflecting this trend is Framtidsfabriken, a Scandinavian Web design service. Led by a 27-year-old chief executive officer, this company is expanding rapidly without spending extravagantly. The company held its annual shareholder meeting in a McDonald's restaurant. In France, Havas Advertising is achieving rapid growth by expanding its advertising services to include Web-page design for French companies. While these holdings as well as others mentioned in this report were viewed favorably at the end of the reporting period, all holdings are subject to review and may vary in the future.


International Voyager Fund's class A shares were ranked in the top 1% of the international funds tracked by Lipper Analytical Services for the 3-year period ended March 31, 2000. The fund was 1 out of 423 international funds ranked.*

*Past performance is no guarantee of future results. Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. For the 1-year period, the fund ranked 8 out of 643 (top 2%) international funds. The fund was not ranked over longer periods. Performance of other share classes will vary.


Zapf Creaton is a German toymaker that specializes in making computerized dolls that are anatomically and physiologically accurate. These products are successful with children and the company is earning attractive profits. Another high-technology stock is ARM Holding in the United Kingdom. This company specializes in designing computer chips used in cellular telephones and a variety of wireless appliances. Not only are these products part of the new economy, but so is the company's business plan -- ARM does not own and operate costly manufacturing plants but instead merely designs chips, a much more profitable activity.

* U.S. BUSINESS MODELS REVITALIZE ESTABLISHED COMPANIES

The influence of U.S. examples is not limited to new economy stocks. In other sectors, U.S. business practices are having an influence as companies experience a generational shift in management. For decades, smaller companies in international markets tended to be run by families. In the larger markets such as Germany, France, the United Kingdom, and Japan, the lion's share of these companies had been founded or at least reorganized in the wake of World War II and were involved in capital-intensive manufacturing. Given these conditions, they were not terribly attractive as business investments and the families who ran them often did not show great concern for the interests of other shareholders.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

ProSieben Media AG
Germany
Broadcasting

Framtidsfabriken AB
Sweden
Business services

Kingston Communication (Hull)
United Kingdom
Telecommunications

Versatel Telecom Intl. N.V.
Netherlands
Telecommunications

Pace Micro Technology Plc.
United Kingdom
Electronics and electrical equipment

Fantastic Corp.
Switzerland
Computer service and software

ARM Holdings Plc.
United Kingdom
Electronics and electrical equipment

Perlos Oyj
Finland
Electronics and electrical equipment

Publicis S.A.
France
Advertising

CIR-Compagnie Industriali Riunite SpA
Italy
Automotive

Footnote reads:
These holdings represent 18.6% of the fund's net assets as of 2/29/00. Portfolio holdings will vary over time.


As the founding families retired, they either sold the businesses to professional managers or passed the companies on to their children who had more up-to-date management training, typically in the United States. Under new management, these companies are introducing more rigorous cost controls and disclosing a much greater amount of financial information to shareholders.

An example of a holding that is less capital intensive and more attractive as a business is Saatchi and Saatchi, a British advertising company. This company issued publicly traded stock in the 1980s and was merged in the early 1990s with a competing firm. In the past couple of years, Saatchi and Saatchi management realized the company could serve clients better and provide more shareholder value by spinning itself off into an independent unit once again, a restructuring that was recently completed.

Another example of this trend is Banca Populare di Brescia, or BiPop, a regional Italian bank. In Italy, as in other countries, the financial sector is ripe for consolidation, and the best-managed banks are likely to achieve attractive growth. We believe BiPop is one of the strongest Italian banks. It has been a leader in introducing new profitable products and branching out into new lines of business such as mutual fund distribution.

In Denmark, the fund owns Vestas Wind Systems, which specializes in making advanced windmills. This stock has performed well during the period as Europe continues to focus on developing alternative energy sources.

In Japan, some of the most attractive changes have occurred in retailing. Historically inefficiency and high costs have burdened the Japanese retail market. Two companies trying to change that are Sundrug and Tsuruha. They are bringing to Japan the advantages of discount pricing to which U.S. consumers are well accustomed.

* ACCELERATING GLOBAL ECONOMIC GROWTH SUPPORTS SMALLER COMPANIES

One last bit of favorable news for your fund is the improving global economy. In most markets, the smaller companies that your fund favors are the first to feel the benefits of accelerating business activity. We have strategic underweights only in Japan, where our investment discipline has prompted us to take profits on stocks that have appreciated strongly, and in the United Kingdom, where we are avoiding exporting companies temporarily penalized by an overvalued currency. With many new companies issuing stock in the market and attractive valuations in many sectors, we are optimistic in our search for undervalued stocks of growing companies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/29/00, there is no guarantee the fund will continue to hold these securities in the future. International investing includes certain risks, such as currency fluctuations, economic instability, and political developments. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Voyager Fund is designed for investors seeking capital appreciation through common stocks of smaller-capitalization companies located outside the United States.



TOTAL RETURN FOR PERIODS ENDED 2/29/00

                         Class A            Class B             Class C            Class M
(inception dates)      (12/28/95)          (10/30/96)          (7/26/99)          (10/30/96)
                     NAV        POP      NAV       CDSC      NAV      CDSC      NAV      POP
----------------------------------------------------------------------------------------------
6 months            92.29%     81.28%   91.51%    86.51%    91.71%   90.71%    91.93%   85.23%
----------------------------------------------------------------------------------------------
1 year             139.57     125.74   137.57    132.57    138.02   137.02    138.35   130.02
----------------------------------------------------------------------------------------------
Life of fund       329.04     304.31   315.97    313.97    316.19   316.19    320.05   305.33
Annual average      41.80      39.80    40.75     40.59     40.77    40.77     41.08    39.88
----------------------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/29/00

                                     MSCI           Consumer
                                  EAFE Index       price index
-------------------------------------------------------------------------
6 months                            13.63%           1.67%
-------------------------------------------------------------------------
1 year                              25.45            3.16
-------------------------------------------------------------------------
Life of fund                        58.14           10.32
Annual average                      11.63            2.39
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Recent returns were achieved during favorable market conditions. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. For a portion of these periods the fund was offered on a limited basis and had limited assets.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 2/29/00

                          Class A       Class B       Class C         Class M
-----------------------------------------------------------------------------------
Distributions (number)      1             1             1               1
-----------------------------------------------------------------------------------
Income                   $0.172        $0.093        $0.150          $0.119
-----------------------------------------------------------------------------------
Capital gains
  Long-term               0.085         0.085         0.085           0.085
-----------------------------------------------------------------------------------
  Short-term              0.447         0.447         0.447           0.447
-----------------------------------------------------------------------------------
  Total                  $0.704        $0.625        $0.682          $0.651
-----------------------------------------------------------------------------------
Share value:           NAV     POP       NAV           NAV         NAV     POP
-----------------------------------------------------------------------------------
8/31/99               $17.28  $18.33   $17.07        $17.27      $17.15   $17.77
-----------------------------------------------------------------------------------
2/29/00                32.27   34.24    31.84         32.18       32.03    33.19
-----------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 03/31/00 (most recent calendar quarter)

                         Class A             Class B            Class C            Class M
(inception dates)      (12/28/95)          (10/30/96)          (7/26/99)          (10/30/96)
                     NAV       POP       NAV       CDSC      NAV      CDSC      NAV       POP
----------------------------------------------------------------------------------------------
6 months            77.12%    66.97%    76.45%    71.45%    76.58%   75.58%    76.72%    70.58%
----------------------------------------------------------------------------------------------
1year              121.84    109.05    120.15    115.15    120.44   119.44    120.81    113.04
----------------------------------------------------------------------------------------------
Life of fund       302.72    279.50    290.24    288.24    290.45   290.45    294.22    280.40
Annual average      38.68     36.76     37.66     37.49     37.68    37.68     37.99     36.84
----------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollar. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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* Putnam's money management philosophy

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You can also read Putnam economist Dr. Robert Goodman's commentary and
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using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
February 29, 2000 (Unaudited)

COMMON STOCKS (93.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            429,397  Aristocrat Leisure Ltd.                                                                $    4,736,807
          1,967,763  CSR Ltd.                                                                                    4,317,075
                                                                                                            --------------
                                                                                                                 9,053,882

Canada (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            306,763  Clearnet Communications, Inc. Class A (NON)                                                12,900,754

Denmark (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            101,781  Vestas Wind Systems A/S (NON)                                                              28,764,023
              9,070  Vestas Wind Systems A/S 144A (NON)                                                          2,563,246
                                                                                                            --------------
                                                                                                                31,327,269

Finland (5.9%)
--------------------------------------------------------------------------------------------------------------------------
            144,490  Comptel Oyj                                                                                17,609,813
             34,200  Comptel Oyj 144A                                                                            4,168,147
             94,900  F-Secure Oyj (NON)                                                                          6,237,018
            181,056  Finnlines Oyj                                                                               5,319,715
            203,031  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) Class E                                   21,781,470
            538,999  KCI Konecranes International Plc                                                           16,930,632
            722,306  Perlos Oyj                                                                                 32,043,192
             69,391  Perlos Oyj 144A                                                                             3,078,348
            377,795  Teleste Oyj                                                                                 6,937,638
                                                                                                            --------------
                                                                                                               114,105,973

France (8.0%)
--------------------------------------------------------------------------------------------------------------------------
             35,005  Bouygues S.A.                                                                              29,264,968
            111,157  CNP Assurances                                                                              2,879,211
              9,760  Expand                                                                                        641,447
             55,770  Havas Advertising S.A.                                                                     30,184,955
             71,400  ILOG S.A. (NON)                                                                             4,388,915
             58,719  Ipsos (NON)                                                                                 8,155,250
             21,390  NRJ S.A.                                                                                   14,399,047
             61,731  Publicis S.A.                                                                              31,561,733
             57,388  Sidel S.A.                                                                                  4,714,568
             24,157  Societe Generale d'Enterprises S.A.                                                         1,020,296
            193,900  Societe Generale d'Enterprises 144A                                                         8,058,387
             28,377  Societe Television Francaise I                                                             18,512,800
                                                                                                            --------------
                                                                                                               153,781,577

Germany (7.2%)
--------------------------------------------------------------------------------------------------------------------------
              8,100  Biodata Inform                                                                              2,192,022
            143,897  EM TV & Merchandising AG                                                                   14,324,874
             33,013  Freenet.de (NON)                                                                            6,438,846
             44,255  Freenet.de 144A (NON)                                                                       8,631,482
            255,334  GfK AG (NON)                                                                               16,410,891
             30,162  Intershop Communications AG (NON)                                                          15,741,849
             22,589  PrimaCom AG (NON)                                                                           2,019,485
            283,698  ProSieben Media AG                                                                         40,580,729
            255,050  Stinnes AG (NON)                                                                            4,609,659
            172,721  Stinnes AG 144A                                                                             3,121,682
            186,798  Tecis Holdings (NON)                                                                       13,359,980
            219,913  Zapf Creaton AG (NON)                                                                      11,318,070
                                                                                                            --------------
                                                                                                               138,749,569

Hong Kong (2.2%)
--------------------------------------------------------------------------------------------------------------------------
            121,900  China.com Corp. Class A (NON)                                                              14,978,463
          4,922,852  Esprit Holdings, Ltd.                                                                       4,712,649
          1,516,000  Johnson Electric Holdings, Ltd.                                                             9,983,552
          3,292,000  Li & Fung, Ltd.                                                                            12,817,239
                                                                                                            --------------
                                                                                                                42,491,903

India (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            135,000  Pentamedia Graphics                                                                         5,363,550
             53,687  Pentamedia Graphics, Ltd. GDR                                                               3,180,955
            115,100  Software Solution Integrated 144A                                                          14,924,971
                                                                                                            --------------
                                                                                                                23,469,476

Ireland (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          3,026,589  Fyffes Plc                                                                                  9,945,674
          1,691,120  Independent News & Media Plc                                                               17,815,696
            251,075  Irish Life & Permanent Plc                                                                  1,958,298
                                                                                                            --------------
                                                                                                                29,719,668

Israel (--%)
--------------------------------------------------------------------------------------------------------------------------
             38,900  Advanced Vision Technology (NON)                                                              733,139

Italy (5.1%)
--------------------------------------------------------------------------------------------------------------------------
          1,038,534  ACEA SpA (NON)                                                                             23,808,787
            168,069  Banca Popolare di Brescia SpA (PIK)(RES)                                                   19,013,448
             66,600  Bulgari SpA                                                                                   611,505
          1,464,455  Buzzi Unicem SpA                                                                            5,449,274
          5,492,417  CIR-Compagnie Industriali Riunite SpA                                                      31,425,853
             20,267  Tiscali SpA (NON)                                                                          18,863,297
                                                                                                            --------------
                                                                                                                99,172,164

Japan (9.9%)
--------------------------------------------------------------------------------------------------------------------------
            135,220  Aiful Corp.                                                                                28,400,747
             13,300  Benesse Corp.                                                                               2,659,275
             42,900  C TWO-NETWORK Co., Ltd.                                                                     7,953,831
             31,000  Colin Corp.                                                                                 3,578,115
            108,600  Disco Corp.                                                                                24,773,789
            841,317  Fujitec Co., Ltd.                                                                           7,355,693
            101,300  KDD Corp.                                                                                   9,436,745
            438,000  Mitsumi Electric Co., Ltd.                                                                 16,758,884
          1,718,000  Nikko Securities Co., Ltd.                                                                 22,124,930
            112,000  Nippon Broadcasting System                                                                 14,953,013
          2,081,000  Nippon Sanso Corp.                                                                          4,444,561
            180,300  Nissin Co., Ltd.                                                                            9,405,817
            269,900  Sundrug Co., Ltd.                                                                          14,840,453
            117,800  Taiyo Ink Manufacturing                                                                    11,776,788
             85,900  Tsuruha Co., Ltd.                                                                          12,491,139
                                                                                                            --------------
                                                                                                               190,953,780

Luxembourg (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             73,268  SBS Broadcasting S.A. (NON)                                                                 4,160,294

Mexico (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,668,895  Corporacion Interamericana de Entretenimiento S.A. Class B (NON)                            8,164,430
          3,894,975  Grupo Financiero Bancomer, S.A. de C.V. (NON)                                              16,620,834
          1,407,564  TV Azteca, S.A. de C.V.                                                                    19,617,923
                                                                                                            --------------
                                                                                                                44,403,187

Netherlands (4.0%)
--------------------------------------------------------------------------------------------------------------------------
            333,323  Buhrmann N.V.                                                                               8,810,985
             25,500  Draka Holding N.V.                                                                          2,007,396
            204,464  Endemol Entertainment Holdings N.V.                                                        18,615,282
            810,722  Ispat International N.V.                                                                   10,184,695
            633,207  Versatel Telecom Intl. N.V. (NON)                                                          38,494,458
                                                                                                            --------------
                                                                                                                78,112,816

Norway (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            480,300  Stepstone ASA (NON)                                                                         1,838,029

Portugal (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            111,646  PT Multimedia Servicos (NON)                                                               14,254,364
             29,971  PT Multimedia Servicos 144A (NON)                                                           3,826,537
                                                                                                            --------------
                                                                                                                18,080,901

Singapore (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,384,084  Overseas Union Bank, Ltd.                                                                   6,142,385
             63,300  St Assembly Test Service, Ltd.                                                              3,038,400
          1,788,000  Venture Manufacturing, Ltd.                                                                26,864,601
                                                                                                            --------------
                                                                                                                36,045,386

South Korea (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             77,400  Cheil Communications, Inc. (NON)                                                            9,787,072
             63,800  Daum Communications Corp. (NON)                                                            10,380,405
                                                                                                            --------------
                                                                                                                20,167,477

Spain (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            167,399  Abengoa S.A.                                                                                5,290,570
            320,202  TPI Paginas Amarillas S.A. 144A (NON)                                                      21,972,742
                                                                                                            --------------
                                                                                                                27,263,312

Sweden (7.0%)
--------------------------------------------------------------------------------------------------------------------------
            336,657  Arkivator AB                                                                               16,037,895
             99,571  Cell Network AB (NON)                                                                       4,036,477
            465,500  Connova Group (NON)                                                                         6,210,292
            196,673  Effnet Group AB (NON)                                                                      16,463,740
            115,343  Enea Data AB                                                                               22,428,246
            164,698  Framtidsfabriken AB (NON)                                                                  38,852,764
              1,600  Framtidsfabriken AB 144A (NON)                                                                377,445
             75,447  HiQ International AB (NON)                                                                  7,300,709
            594,994  Sapa AB                                                                                    11,242,500
            142,616  Telelogic AB (NON)                                                                         12,248,866
                                                                                                            --------------
                                                                                                               135,198,934

Switzerland (7.5%)
--------------------------------------------------------------------------------------------------------------------------
              8,737  Ares-Serono Group Class B                                                                  28,419,854
              2,373  Ascom Holding AG                                                                            9,462,840
             82,148  Fantastic Corp. (NON)                                                                      37,157,348
              7,658  Fantastic Corp. 144A (NON)                                                                  3,463,882
              9,267  Hilti AG                                                                                    7,368,496
              2,136  HPI Holdings (NON)                                                                          3,506,174
             11,497  Kuehne & Nagel Intl. AG                                                                     9,903,446
                823  Lindt & Spuengli AG                                                                         1,982,517
             22,295  Logitech International (NON)                                                               14,732,616
             12,005  Publicitas Holding S.A.                                                                    12,691,269
             14,560  Tecan AG (NON)                                                                             10,787,784
              1,399  Verwaltungs-und Privat-Bank AG                                                              5,519,818
                                                                                                            --------------
                                                                                                               144,996,044

Taiwan (1.7%)
--------------------------------------------------------------------------------------------------------------------------
            222,073  Ase Test Ltd.                                                                               6,662,190
             41,380  GigaMedia Ltd.                                                                              2,899,186
            818,357  Winbond Electronics Corp. GDR                                                              19,845,157
             96,200  Winbond Electronics Corp. GDR 144A                                                          2,332,850
                                                                                                            --------------
                                                                                                                31,739,383

United Kingdom (21.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,975,137  Aegis Group Plc                                                                            16,795,901
            238,100  Aegis Group Plc 144A                                                                          803,818
          2,280,547  Anite Group Plc                                                                            10,679,621
            430,286  ARM Holdings Plc (NON)                                                                     32,450,600
            453,057  Capital Radio Plc                                                                          11,262,886
            680,613  Carpetright Plc                                                                             4,106,348
          2,062,700  Chloride Group Plc                                                                          5,017,056
          3,390,584  Cordiant Communications Group                                                              18,103,251
          1,025,879  D.F.S. Furniture Co. Plc                                                                    4,585,373
            283,405  Easynet Group Plc (NON)                                                                    10,742,637
          2,730,812  Freepages Group Plc (NON)                                                                  13,068,525
          1,695,100  Hit Entertainment Plc                                                                      11,244,412
          2,903,798  Iceland Group Plc                                                                          12,658,074
            219,101  Independent Energy Holdings Plc (NON)                                                      10,381,444
            609,000  Informa Group Plc                                                                           7,694,837
            874,025  Interactive Investor International (NON)                                                    4,458,805
            170,017  Jazztel Plc (NON)                                                                          20,019,502
            182,882  Kewill Systems Plc                                                                          7,346,743
          1,795,423  Kingston Communication (Hull) (NON)                                                        38,848,968
            504,844  Kingston Communication (Hull) Plc 144A (NON)                                               10,923,703
          1,911,160  Matalan Plc                                                                                17,356,295
            103,801  MG Plc (NON)                                                                                  625,034
            165,478  MG Plc 144A (NON)                                                                             996,420
            160,595  MIH Ltd. (NON)                                                                             11,382,171
            788,971  Newmedia Spark Plc (NON)                                                                    1,806,846
            235,690  Oxford Glycosciences Plc (NON)                                                              8,673,397
          2,158,604  Pace Micro Technology Plc                                                                  37,928,453
          1,290,209  Premier Farnell Plc                                                                         8,967,023
             98,963  Redstone Telecom Plc (NON)                                                                  1,513,786
          2,773,656  Saatchi & Saatchi Plc                                                                      18,026,631
          6,165,453  Securicor Group Plc                                                                        16,456,741
            822,100  Taylor Nelson Sofres Plc                                                                    3,979,672
             97,200  Ted Baker Plc                                                                                 605,627
          1,628,412  Trinity Plc                                                                                18,054,873
          1,119,426  Viridian Group Plc                                                                         12,507,056
                                                                                                            --------------
                                                                                                               410,072,529

United States (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            124,502  IMPSAT Fiber Networks, Inc. (NON)                                                           4,567,667
            144,274  VIA NET.WORKS, Inc. (NON)                                                                   9,522,084
                                                                                                            --------------
                                                                                                                14,089,751
                                                                                                            --------------
                     Total Common Stocks (cost $1,206,452,948)                                              $1,812,627,197

SHORT-TERM INVESTMENTS (7.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $   69,622,000  Interest in $700,000,000 joint repurchase agreement dated February 29, 2000 with S.B.C. Warburg, Inc.
                       due March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $69,633,159 for an
                       effective yield of 5.77%                                                             $   69,622,000
         80,000,000  Interest in $1,000,000,000 joint tri-party repurchase agreement dated February 29, 2000 with Goldman Sachs & Co.
                       due March 1, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $80,012,822 for an
                       effective yield of 5.77%                                                                 80,000,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $149,622,000)                                       $  149,622,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $1,356,074,948) (b)                                            $1,962,249,197
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $1,933,200,344.

  (b) The aggregate identified cost on a tax basis is $1,363,033,345, resulting in gross unrealized appreciation and depreciation of $636,341,804 and $37,125,952, respectively, or net unrealized appreciation of $599,215,852.

(NON) Non-income-producing security.

(REL) Banca Popolare di Brescia is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
      1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      GDR after the name of a foreign holding stands for Global Depositary Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at February 29, 2000 (as a percentage of net assets):

         Electronics and electrical equipment   10.4%
         Telecommunications                     10.0

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 29, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,356,074,948) (Note 1)                                        $1,962,249,197
-----------------------------------------------------------------------------------------------
Foreign currency                                                                        957,651
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       499,721
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               57,434,615
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       56,373,053
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                  550
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,077,514,787

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      1,747,248
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    136,463,663
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,779,596
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,745,047
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              348,316
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             9,618
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,761
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  912,546
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  306,648
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   144,314,443
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,933,200,344

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,243,558,152
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (11,655,371)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                       92,616,279
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                   608,681,284
-----------------------------------------------------------------------------------------------
Total- Representing net assets applicable to
capital shares outstanding                                                       $1,933,200,344

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,022,166,292 divided by 31,676,262 shares)                                            $32.27
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $32.27)*                                  $34.24
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($747,138,826 divided by 23,463,750 shares)**                                            $31.84
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($90,174,605 divided by 2,802,604 shares)**                                              $32.18
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($68,026,309 divided by 2,123,823 shares)                                                $32.03
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $32.03)*                                  $33.19
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class Y share
($5,694,312 divided by 176,383 shares)                                                   $32.28
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 29, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $185,472)                                         $  1,697,282
-----------------------------------------------------------------------------------------------
Interest                                                                              1,164,330
-----------------------------------------------------------------------------------------------
Total investment income                                                               2,861,612

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      4,039,294
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,036,988
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        10,179
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          5,120
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   565,340
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,694,433
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   119,768
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   135,042
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              477
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  35,981
-----------------------------------------------------------------------------------------------
Registration fees                                                                       244,254
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,981
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,760
-----------------------------------------------------------------------------------------------
Postage                                                                                  53,744
-----------------------------------------------------------------------------------------------
Other                                                                                    83,966
-----------------------------------------------------------------------------------------------
Total expenses                                                                        8,046,327
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (184,549)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          7,861,778
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (5,000,166)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    100,160,682
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (1,654,634)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  2,184,247
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        518,697,744
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             619,388,039
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $614,387,873
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    February 29       August 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $   (5,000,166) $   (1,047,373)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        98,506,048      13,685,837
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
asset and liabilities in foreign currencies                                         520,881,991      85,664,534
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                614,387,873      98,302,998
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (3,150,180)       (436,394)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,327,193)       (152,883)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (125,403)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (189,594)        (24,395)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --        (634,481)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --        (222,278)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --         (35,469)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                          (9,743,581)     (2,149,683)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (7,592,112)     (1,752,907)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (444,764)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (847,596)       (197,843)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                   932,562,215     139,594,386
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      1,523,529,665     232,291,051

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 409,670,679     177,379,628
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in
excess of net investment income of
$11,655,371 and $1,862,835, respectively)                                        $1,933,200,344    $409,670,679
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                  ended                                                          For the period
Per-share                                      February 29                                                       Dec. 28, 1995+
operating performance                          (Unaudited)                   Year ended August 31                to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                   2000             1999             1998             1997             1996
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                              $17.28           $12.37           $11.66            $9.47            $8.50
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                   (.10)            (.01)             .05              .02(d)           .04(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                               15.79             5.33             1.25             2.28              .93
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             15.69             5.32             1.30             2.30              .97
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                  (.17)            (.06)            (.04)            (.07)              --
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    --             (.08)              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                     (.53)            (.27)            (.55)            (.04)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.70)            (.41)            (.59)            (.11)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                    $32.27           $17.28           $12.37           $11.66            $9.47
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                            92.29*           43.98            11.77            24.44            11.41*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                               $1,022,166         $216,735          $95,404          $40,687           $2,429
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                           .78*            1.78             1.92             2.10(d)          1.26*(d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                          (.42)*           (.07)             .35              .15(d)           .44*(d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                            71.23*          106.76            89.50           126.65            55.87*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                   ended                                         For the period
Per-share                                                       February 29                                      Oct. 30, 1996+
operating performance                                           (Unaudited)           Year ended August 31        to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                    2000             1999             1998             1997
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $17.07           $12.25           $11.60            $9.82
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                    (.18)            (.12)            (.05)            (.06)(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                15.57             5.27             1.25             1.94
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              15.39             5.15             1.20             1.88
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                   (.09)            (.02)              --             (.06)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                     --             (.04)              --               --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (.53)            (.27)            (.55)            (.04)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.62)            (.33)            (.55)            (.10)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                     $31.84           $17.07           $12.25           $11.60
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                             91.51*           42.84            10.94            19.35*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                  $747,139         $171,524          $73,176          $34,463
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                           1.15*            2.53             2.67             2.39*(d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                           (.79)*           (.83)            (.43)            (.50)*(d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             71.23*          106.76            89.50           126.65
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Six months
                                                                                                    ended       For the period
Per-share                                                                                        February 29    July 26, 1999+
operating performance                                                                            (Unaudited)    to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     2000             1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                 $17.27           $16.21
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                      (.19)            (.01)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                  15.78             1.07
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                15.59             1.06
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                     (.15)              --
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                       --               --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                        (.53)              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                   (.68)              --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                       $32.18           $17.27
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total  return at
net asset value (%)(b)                                                                               91.71*            6.54*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                     $90,175           $2,711
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                             1.15*             .26*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                             (.83)*           (.14)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                               71.23*          106.76
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                   ended                                         For the period
Per-share                                                       February 29                                      Oct. 30, 1996+
operating performance                                           (Unaudited)          Year ended August 31         to August 31
----------------------------------------------------------------------------------------------------------------------------------
                                                                    2000             1999             1998             1997
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $17.15           $12.30           $11.62            $9.82
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                    (.15)            (.08)            (.02)            (.03)(d)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                15.68             5.28             1.25             1.93
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                              15.53             5.20             1.23             1.90
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                   (.12)            (.03)              --(e)          (.06)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                     --             (.05)              --               --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                      (.53)            (.27)            (.55)            (.04)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (.65)            (.35)            (.55)            (.10)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                     $32.03           $17.15           $12.30           $11.62
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total  return at
net asset value (%)(b)                                             91.93*           43.17            11.20            19.56*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   $68,026          $18,701           $8,799           $4,086
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                           1.03*            2.28             2.42             2.18*(d)
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                           (.66)*           (.58)            (.18)            (.26)*(d)
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                             71.23*          106.76            89.50           126.65
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                For the period
                                                                                                                 Feb. 1, 2000+
Per-share                                                                                                       to February 29
operating performance                                                                                             (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $26.48
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)                                                                                       (.01)
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                    5.81
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  5.80
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        --
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                        --
----------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                           --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $32.28
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total  return at
net asset value (%)(b)                                                                                                21.90*
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                       $5,694
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                                                               .10*
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                                              (.06)*
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                71.23*
----------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended August 31, 1996. Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.



Notes to financial statements
February 29, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam International Voyager Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term capital appreciation by investing primarily in equity securities of small- and mid-capitalization companies whose principle place of business is located outside of the United States or whose securities are principally traded on foreign markets.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class Y shares on February 1, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 29, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 29, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended February 29, 2000, fund expenses were reduced by $184,549 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,121 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $687,006 and $37,422 from the sale of class A and class M shares, respectively, and received $118,810 and $3,543 in contingent deferred sales charges from redemptions of class B shares and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 29, 2000, Putnam Mutual Funds Corp., acting as underwriter received $9,351 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 29, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,405,282,540 and $607,763,256, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At February 29, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,515,945       $677,824,799
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,954,687         11,254,318
-----------------------------------------------------------------------------
                                                27,470,632        689,079,117

Shares
repurchased                                     (8,337,086)      (197,340,018)
-----------------------------------------------------------------------------
Net increase                                    19,133,546       $491,739,099
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     12,064,985       $177,319,379
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      231,682          3,062,832
-----------------------------------------------------------------------------
                                                12,296,667        180,382,211

Shares
repurchased                                     (7,464,939)      (109,402,485)
-----------------------------------------------------------------------------
Net increase                                     4,831,728       $ 70,979,726
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     15,315,838       $384,019,998
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      331,222          7,756,971
-----------------------------------------------------------------------------
                                                15,647,060        391,776,969

 Shares
repurchased                                     (2,231,723)       (50,402,258)
-----------------------------------------------------------------------------
Net increase                                    13,415,337       $341,374,711
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,320,324        $92,834,075
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      148,012          1,943,391
-----------------------------------------------------------------------------
                                                 6,468,336         94,777,466

Shares
repurchased                                     (2,393,661)       (34,320,799)
-----------------------------------------------------------------------------
Net increase                                     4,074,675        $60,456,667
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,688,012        $70,752,044
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       18,797            444,558
-----------------------------------------------------------------------------
                                                 2,706,809         71,196,602

Shares
repurchased                                        (61,188)        (1,737,962)
-----------------------------------------------------------------------------
Net increase                                     2,645,621        $69,458,640
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                           to August 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        156,983        $ 2,627,586
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   156,983          2,627,586

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                       156,983        $ 2,627,586
-----------------------------------------------------------------------------

                                           Six months ended February 29, 2000
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                      1,257,308        $30,450,926
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       42,330            996,443
-----------------------------------------------------------------------------
                                                 1,299,638         31,447,369

Shares
repurchased                                       (266,044)        (6,894,678)
-----------------------------------------------------------------------------
Net increase                                     1,033,594        $24,552,691
-----------------------------------------------------------------------------

                                                   Year ended August 31, 1999
-----------------------------------------------------------------------------
Class M                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        973,859        $14,189,696
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       18,823            248,090
-----------------------------------------------------------------------------
                                                   992,682         14,437,786

Shares
repurchased                                       (617,690)        (8,907,379)
-----------------------------------------------------------------------------
Net increase                                       374,992        $ 5,530,407
-----------------------------------------------------------------------------

                                              For the period February 1, 2000
                                                 (commencement of operations)
                                                         to February 29, 2000
-----------------------------------------------------------------------------
Class Y                                            Shares              Amount
-----------------------------------------------------------------------------
Shares sold                                        207,104         $6,422,068
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   207,104          6,422,068

Shares
repurchased                                        (30,721)          (984,994)
-----------------------------------------------------------------------------
Net increase                                       176,383         $5,437,074
-----------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund [DBL. DAGGER]

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin M. Scott
Vice President

Joseph Joseph
Vice President and Fund Manager

Nigel Hart
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Joshua Byrne
Vice President and Fund Manager

Andrew Graham
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA011-59715 2AZ/2CI/2CJ 4/00





PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam International Voyager Fund
Supplement to Semiannual Report dated 2/29/00
The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return
for periods ended 2/29/00                             NAV

6 months                                             92.58%
1 year                                              140.17
Life of fund (since class A inception, 12/28/95)    333.79
Annual average                                       42.18

Share value:                                          NAV

2/1/00                                              $26.97
2/29/00                                             $32.28
--------------------------------------------------------------------------
Distributions:     No.     Income      Capital gains     Total
                    0         --            --             --
--------------------------------------------------------------------------
Please note that past performance is no guarantee of future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.